Cover	Sep. 14, 2022
Cover [Abstract]
Entity Registrant Name	GREEN VISION BIOTECHNOLOGY CORP.
Entity Central Index Key	0001571804
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 14, 2022
Entity File Number	000-55210
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1060941
Entity Address Address Line 1	Rooms 1804-06, 18/F.,
Entity Address Address Line 2	Wing On House,
Entity Address Address Line 3	71 Des Voeux Road Central,
Entity Address City Or Town	Hong Kong
Entity Address Country	CN
City Area Code	852
Local Phone Number	94929967
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false